Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity.
Schedule of share capital outstanding

December 31, 2019 shares outstanding	54,939,088
Restricted Stock Units Transferred (Note 18.b)	203,622
Restricted Stock Unit withheld (a)	(55,147)
Underwritten public offering of Class A common shares (Note 1.2)	2,500,000
December 31, 2020 shares outstanding	57,587,563
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.